Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (20,854)	$ (2,912)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	9	11
Stock-based compensation	1,243	1,155
Amortization of right-of-use assets	713	557
Issuance of shares for transaction costs	4,350
Change in fair value of warrant liabilities	(335)	(57)
Changes in operating assets and liabilities:
Accounts receivable	(52)	(859)
Inventory	(230)
Unbilled revenue	618	(547)
Prepaid expenses	(377)	615
Other assets	(404)	40
Accounts payable	(935)	1,345
Accrued expenses	1,359	51
Deferred revenue	2,311
Lease liabilities	(656)	(561)
Net cash used in operating activities	(13,240)	(1,162)
Cash flows from financing activities:
Proceeds from issuance of common stock for Equity Raise	3,351
Cash received in Business Combination	660
Payments for notes payable	(483)	(785)
Stock option exercises	316
Net cash provided by (used in) financing activities	3,844	(785)
Effect of exchange rate changes on cash	12
Net decrease in cash	(9,384)	(1,947)
Cash, beginning of period	14,174	16,121
Cash, end of period	4,790	14,174
Supplemental cash flow information:
Cash paid for interest	29	23
Cash paid for taxes	114	53
Noncash operating and financing activities disclosure:
Recognition of Right-of-use assets and related lease liabilities upon adoption of ASC 842		610
Recognition of Right-of-use assets and related lease liabilities upon lease amendment	483	955
Issuance of common stock for net liabilities upon Business Combination	3,034
Prepaid asset acquired, net of cancellation, for debt and accounts payable	744	376
Issuance of common stock to settle accounts payable	150
Deferred offering costs included in accrued expenses	182
Issuance of common stock to settle deferred offering costs	$ 101